Note 30 - Contingencies (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 82,445.0	R$ 81,547.1
Total provisions	776.1	572.0	R$ 481.0
Recoverable tax credits	7,300.0
Pis and Cofins Expense Reduction	3,700.0
Estimated financial effect of contingent assets	200.0
Tax Credit Periods From 1990 to 2009 [member]
Statement Line Items [Line Items]
Recoverable tax credits	500.0
Tax Credit Periods From 2015 to 2018 [member]
Statement Line Items [Line Items]
Recoverable tax credits	2,400.0
Tax Credit Periods From 2015 to 2017 [member]
Statement Line Items [Line Items]
Recoverable tax credits	1,700.0
Tax Credit Periods From 2017 to 2018 [member]
Statement Line Items [Line Items]
Recoverable tax credits	700.0
Tax Credit Periods From 2009 to 2015 [member]
Statement Line Items [Line Items]
Recoverable tax credits	4,400.0
Tax contingent liability related to disallowance on income tax deduction [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	2,100.0	2,000.0
The State of Amazonas [member] | The tax contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	521.3	509.8
States of Rio Grande do Sul and São Paulo [member] | The tax contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	663.3	66.7
State of Paraíba [member] | The tax contingent liability [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	540.5	523.0
Tax contingent liability [member] | InBev holding brasil S.A. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 10,400.0	10,200.0
Estimated financial effect of contingent liabilities, percentage reimbursement (Rate)	70.00%
Tax contingent liability [member] | Beverage Associates Holding Limited [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 2,300.0	2,300.0
Tax contingent liability [member] | Cervecería Nacional Dominicana S.A. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	900.0	1,000.0
Tax contingent liability [member] | AROSUCO AROMAS E SUCOS LTDA. [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	534.5	519.0
Tax contingent liability [member] | Relevant states [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	8,400.0	8,600.0
Legal proceedings contingent liability [member] | Department of Federal Revenue of Brazil [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	7,500.0	7,300.0
Total provisions	54.1	53.0
Legal proceedings contingent liability [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	1,800.0	1,700.0
Legal proceedings contingent liability [member] | States of São Paulo, Rio de Janeiro, Minas Gerais and other States [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	2,000.0	2,000.0
Legal proceedings contingent liability [member] | State of Pernambuco [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	596.3	615.1
Tax contingent liability related to expenses [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	5,000.0	5,000.0
Tax contingent liability related to taxes paid abroad [member] | Brazilian Tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	11,300.0	11,700.0
Tax contingent liability related to IOC expenses [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	10,500.0	10,200.0
Tax contingent liability relating to Manaus Free Trade Zone - ZFM [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	4,900.0	4,800.0
Tax contingent liability relating to IPI excise taxes [member] | Brazilian federal tax authorities [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	R$ 1,600.0	R$ 1,600.0